Preferred And Common Stock (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]
Temporary Equity Line Items
Begining Balance	$ 100,289	$ 0
Begining Balance	10,119,999	0
Common Stock Redeemed	(99,312)
Common Stock Redeemed Shares	(10,021,399)
Common Stock Not Redeemed	(977)
Common Stock Not Redeemed Number of Shares	(98,600)
Issuance of preferred stock subject to redemption Number of Shares		600
Issuance of preferred stock subject to redemption Amount		6,000
Ending Balance	$ 0	$ 6,000
Ending Balance	0	600